Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (John Hancock High Yield Fund), Class NAV)	0 Months Ended
Jun. 27, 2013
(John Hancock High Yield Fund) | Class NAV
Operating Expenses:
Management fee	0.52%
Other expenses	0.07% [1]
Total annual fund operating expenses	0.59%

[1]	"Other expenses" have been estimated for the first year of operations of the fund's class NAV shares.